Subsequent Events (Details) - USD ($) $ in Millions	Dec. 04, 2024	Nov. 21, 2024	May 10, 2024	Nov. 08, 2023	Nov. 30, 2021	Feb. 25, 2020	Jun. 24, 2019
Subsequent Events [Line Items]
Preliminary rate					66.70%		3.65%
Customs and border protection issued (in Dollars)						$ 1.4
Preliminary tariff dumping rate		66.70%		2.88%
Final and definitive rate		0.00%
Percentage of final result	32.05%		2.11%
Percentage of grupo simec	22.27%
Percentage of tariff rate	2.11%
Top of Range [Member]
Subsequent Events [Line Items]
Customs and border protection issued rate						69.07%
Bottom of Range [Member]
Subsequent Events [Line Items]
Customs and border protection issued rate						3.65%